Consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 200,065	$ 236,692
Cost of sales	56,402	74,943
Inventory write-down	3,000	0
Gross profit	140,663	161,749
Expenses
Sales and marketing	48,866	50,974
Research and development	42,904	42,149
General and administration	30,406	37,129
Amortization of intangible assets	32,112	32,768
Interest expense (net)	2,024	4,012
Restructuring and business integration costs	2,506	961
Goodwill impairment	68,394	0
Loss on sale, divestiture of subsidiary	0	99
Loss before income tax	(86,549)	(6,343)
Provision for income taxes
Current	563	3,853
Deferred	(6,018)	(5,186)
Net loss	(81,094)	(5,010)
Items to be reclassified to net loss
Loss in fair value of interest rate swaps, net of tax	(173)	(561)
Foreign currency translation gain	120	0
Comprehensive loss	$ (81,147)	$ (5,571)
Loss per share
Basic (in dollars per share)	$ (2.44)	$ (0.15)
Diluted (in dollars per share)	$ (2.44)	$ (0.15)
Weighted average number of shares outstanding
Basic (in shares)	33,244,861	33,497,223
Diluted (in shares)	33,244,861	33,497,223